Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Balance, at beginning of the period	$ 356,493
Balance, at end of the period	295,738	$ 356,493
Gross carrying amount
Property and equipment
Balance, at beginning of the period	713,876	700,960
Additions	74,709	12,916
Balance, at end of the period	788,585	713,876
Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(357,383)	(221,406)
Depreciation for the year	135,464	135,977
Balance, at end of the period	(492,847)	(357,383)
Right-of-use asset
Property and equipment
Balance, at beginning of the period	96,810
Balance, at end of the period	56,742	96,810
Right-of-use asset | Gross carrying amount
Property and equipment
Balance, at beginning of the period	200,319	200,319
Balance, at end of the period	200,319	200,319
Right-of-use asset | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(103,509)	(63,441)
Depreciation for the year	40,068	40,068
Balance, at end of the period	(143,577)	(103,509)
Equipment
Property and equipment
Balance, at beginning of the period	55,559
Balance, at end of the period	76,903	55,559
Equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	130,770	123,058
Additions	41,094	7,712
Balance, at end of the period	171,864	130,770
Equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(75,211)	(53,052)
Depreciation for the year	19,750	22,159
Balance, at end of the period	(94,961)	(75,211)
Leasehold improvements
Property and equipment
Balance, at beginning of the period	131,376
Balance, at end of the period	80,536	131,376
Leasehold improvements | Gross carrying amount
Property and equipment
Balance, at beginning of the period	237,248	237,248
Balance, at end of the period	237,248	237,248
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(105,872)	(55,032)
Depreciation for the year	50,840	50,840
Balance, at end of the period	(156,712)	(105,872)
Office equipment
Property and equipment
Balance, at beginning of the period	40,057
Balance, at end of the period	33,136	40,057
Office equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	65,716	65,716
Additions	1,148
Balance, at end of the period	66,864	65,716
Office equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(25,659)	(15,644)
Depreciation for the year	8,069	10,015
Balance, at end of the period	(33,728)	(25,659)
Computer equipment
Property and equipment
Balance, at beginning of the period	32,691
Balance, at end of the period	48,421	32,691
Computer equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	79,823	74,619
Additions	32,467	5,204
Balance, at end of the period	112,290	79,823
Computer equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(47,132)	(34,237)
Depreciation for the year	16,737	12,895
Balance, at end of the period	$ (63,869)	$ (47,132)